Financial assets and liabilities (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 2,054,267	R$ 2,195,161
Lease liabilities	1,065,746	978,336	R$ 874,569	R$ 769,525
Accounts payable to selling shareholders	440,597	530,772
Dividends payable	192
Total	2,054,267	2,195,161
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade payables	123,581	128,080
Loans and financing	2,054,267	2,195,161
Lease liabilities	1,065,746	978,336
Accounts payable to selling shareholders	115,447	215,819
Dividends payable	192
Total	3,359,233	3,517,396
Current	326,432	690,395
Non-current	R$ 3,032,801	R$ 2,827,001